Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000000142 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	PSNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$82	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 82	[1]
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 5.59%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	0.86%	-0.07%	1.51%
without Sales Charge	5.59%	0.85%	1.98%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 948,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 2,741,032
Investment Company Portfolio Turnover	19.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000000144 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	PNYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$163	1.59%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 163	[2]
Expense Ratio, Percent	1.59%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 4.75%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	3.75%	*	0.09%	1.21%
without Deferred Sales Charge	4.75%		0.09%	1.21%
Bloomberg U.S. Municipal Bond Index	4.93%		1.35%	2.45%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 948,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 2,741,032
Investment Company Portfolio Turnover	19.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000073393 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$57	0.55%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 57	[3]
Expense Ratio, Percent	0.55%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 5.85%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	5.85%	1.11%	2.23%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 948,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 2,741,032
Investment Company Portfolio Turnover	19.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000130310 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DNYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 5.91%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.93% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	5.91%	1.11%	2.22%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2024
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 948,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 2,741,032
Investment Company Portfolio Turnover	19.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective March 31, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) did not extend the expense limitation agreement where the Adviser had agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceeded .55%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2023 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000246537 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of May 17, 2024, the commencement of the Fund's Class Z shares to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.60%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception?
  For the period from May 17, 2024 through November 30, 2024, the Fund’s Class Z shares returned 3.67%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 3.18% for the same period.
What affected the Fund’s performance?
  Municipal bonds produced solid returns, buoyed primarily by a summer rally in anticipation of Fed interest rate cuts. Strong inflows to mutual funds and robust credit conditions also provided support.
  With the exception of the 7-10 year maturities, municipal yields declined, following U.S. Treasury yields lower. Longer-maturity municipal bonds performed best.
  The hospital, airport, prepaid gas and tobacco securitization sectors contributed most, followed by an underweight to pre-refunded bonds.
  An underweight to New York City general obligation bonds also enhanced results, as did exposure to 15-20 year maturities.
  Essential services bonds, including water & sewer, transportation and public power, detracted from performance. A modest overweight to 10-year maturities also hampered returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Z	5.69%	0.87%	1.99%
Bloomberg U.S. Municipal Bond Index	4.93%	1.35%	2.45%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 17, 2024
Updated Performance Information Location [Text Block]	For more current information visit im.bny.com/literaturecenter.
Net Assets	$ 948,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 2,741,032
Investment Company Portfolio Turnover	19.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$948	232	$2,741,032	19.61%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On May 17, 2024, the Fund commenced offering Class Z shares. Effective May 17, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has contractually agreed, through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .55%. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate this expense limitation agreement at any time.
  As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Fund’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc. (the “Acquired Fund”) were transferred to the Fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the Fund in an amount equal to the aggregate net asset value of their investment in the Fund’s Class Z shares at the time of the exchange.
This is a summary of certain changes to the Fund since May 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
On May 17, 2024, the Fund commenced offering Class Z shares. Effective May 17, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has contractually agreed, through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .55%. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.